FINANCE INCOME	12 Months Ended
Jun. 30, 2022
Finance Income [Abstract]
FINANCE INCOME
6

FINANCE INCOME
ACCOUNTING POLICY
Finance income includes interest received, growth in cash and cash equivalents in environmental rehabilitation trust funds,

growth
in investment in Guardrisk, growth in

the reimbursive right for environmental rehabilitation guarantees, dividends received and the
unwinding of the Payments made under protest and foreign exchange gains.
Amounts in R million Note 2022 2021 2020
Interest on financial assets measured at amortised cost 13 111.8 108.7 63.1
Growth in cash and cash equivalents in environmental rehabilitation trust funds 12 14.8 22.5 33.3
Growth in reimbursive right for environmental rehabilitation guarantees 12 1.8 3.7 5.2
Growth in investment in Guardrisk 12 13.1 - -
Dividends received 25 71.5 76.1 4.3
Unwinding of Payments made under protest
24 5.8 4.8 3.9
Unrealised foreign exchange gain
7.0 - -
Other finance income
- 0.4 -
225.8 216.2 109.8